RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES.
Schedule of research and development expenses

	Year Ended December 31,
	2023	2022	2021

	U.S. dollars in thousands
Payroll and related expenses	390	661	839
Professional services	605	1,210	1,821
Share-based payments	138	1,151	1,910
Clinical and pre-clinical trials	1,891	3,872	23,905
Intellectual property development	222	180	349
Other	282	205	674
	3,528	7,279	29,498